Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year

Total future minimum lease payments under non-cancellable lease contracts are as follows:

Amount
(in millions)
2018	$102
2019	68
2020	54
2021	35
2022	26
2023 and beyond	15
Total minimum rental commitments	$300

Financial Services has Various Agreements to Extend Credit

At December 31, 2017, Financial Services has various agreements to extend credit for the following financing arrangements:

Facility	Total Credit Limit	Utilized	Not Utilized
	(in millions)
Wholesale and dealer financing	$7,094	$3,691	$3,403